Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Vessels, Net

Total Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2021	$3,220,627	$(368,057)	$2,852,570
Additions/ (Depreciation)	1,202,206	(163,941)	1,038,265
Disposals	(130,683)	17,177	(113,506)
Balance December 31, 2022	$4,292,150	$(514,821)	$3,777,329
Additions/ (Depreciation)	432,773	(199,135)	233,638
Disposals	(301,462)	25,166	(276,296)
Balance December 31, 2023	$4,423,461	$(688,790)	$3,734,671
Additions/ Remeasurement of finance lease liability/ (Depreciation)	1,065,949	(209,950)	855,999
Disposals/ Impairment/ Transfers to owned vessels	(438,644)	89,266	(349,378)
Balance December 31, 2024	$5,050,766	$(809,474)	$4,241,292

The above balances as of December 31, 2024 are analyzed in the following tables:

Owned Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2023	$3,782,032	$(656,531)	$3,125,501
Additions/ (Depreciation)	1,040,523	(188,059)	852,464
Disposals/ Impairment	(228,261)	69,112	(159,149)
Balance December 31, 2024	$4,594,294	$(775,478)	$3,818,816

Right-of-use assets under finance lease	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2023	$641,429	$(32,259)	$609,170
Remeasurement of finance lease liability/ (Depreciation)	25,426	(21,891)	3,535
Transfers to owned vessels	(210,383)	20,154	(190,229)
Balance December 31, 2024	$456,472	$(33,996)	$422,476